Fair value of assets and liabilities - Capital Provision Direct and Indirect Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets	$ 2,900,465,000	$ 2,564,742,000	$ 2,447,266,000
Increase in income and assets due to increase in fair value of capital provision assets	258,818,000
Decrease in income and assets due to decrease in fair value of capital provision assets		(219,479,000)
Capital Provision Assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets	2,900,465,000	2,564,742,000
Cost	1,594,085,000	1,235,429,000
Capital provision assets unrealized gain loss	1,306,380,000	1,329,313,000
Capital Provision Direct
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets	2,887,610,000	2,479,576,000
Cost	1,582,929,000	1,159,612,000
Capital provision assets unrealized gain loss	1,304,681,000	1,319,964,000
Capital Provision Indirect
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Capital provision assets	12,855,000	85,166,000
Cost	11,156,000	75,817,000
Capital provision assets unrealized gain loss	$ 1,699,000	$ 9,349,000